Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Champion Income Fund))	0 Months Ended
	Jan. 27, 2012
Class A
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and Expense Reimbursement	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.42%
Class B
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.33%
Total Annual Fund Operating Expenses	2.99%
Fee Waiver and Expense Reimbursement	(0.72%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.27%
Class C
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	2.27%
Fee Waiver and Expense Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.18%
Class N
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.77%
Total Annual Fund Operating Expenses	1.92%
Fee Waiver and Expense Reimbursement	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.66%
Class Y
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.81%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class per fiscal year. This expense limitation may be amended or withdrawn after one year from the date of this prospectus.